UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08928
                                   ---------

                            HSBC INVESTOR PORTFOLIOS
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      452 FIFTH AVENUE, NEW YORK, NY 10018
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

     CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.



HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                    SHARES OR
                                                    PRINCIPAL
                                                    AMOUNT ($)       VALUE ($)
                                                    ----------       ---------

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 49.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.8%
  Pool #G12317, 5.50%, 8/1/21                         1,190,677       1,176,062
  Pool #C00368, 8.50%, 10/1/24                           27,691          29,641
  Pool #D62926, 6.50%, 8/1/25                            19,905          20,284
  Pool #C80387, 6.50%, 4/1/26                            29,382          29,943
  Pool #C00922, 8.00%, 2/1/30                           186,315         196,297
  Pool #C54447, 7.00%, 7/1/31                            38,953          40,228
  Pool #G01317, 7.00%, 10/1/31                          142,173         146,826
  Pool #C60712, 6.50%, 11/1/31                          617,332         630,368
  Pool #847557, 5.36%, 7/1/34 (a)                     1,216,375       1,234,825
  Pool #1B2655, 4.15%, 12/1/34 (a)                    1,215,508       1,219,268
  Pool #1J1313, 6.46%, 6/1/36 (a)                     1,583,704       1,593,028
  Pool #G02981, 6.00%, 6/1/37                         1,229,244       1,219,582
  TBA August, 5.50%, 8/15/36                          7,650,000       7,389,426
  TBA August, 6.00%, 8/15/37                          1,900,000       1,884,563
                                                                  ------------
                                                                     16,810,341
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.3%
  Pool #398958, 6.50%, 10/1/12                           58,101          59,403
  Pool #781922, 5.00%, 2/1/21                         2,437,392       2,363,215
  Pool #329655, 7.00%, 11/1/25                           39,386          40,828
  Pool #329530, 7.00%, 12/1/25                           81,843          84,838
  Pool #535332, 8.50%, 4/1/30                            41,980          45,038
  Pool #548965, 8.50%, 7/1/30                            45,303          48,621
  Pool #535440, 8.50%, 8/1/30                            48,306          51,845
  Pool #253438, 8.50%, 9/1/30                            40,778          43,765
  Pool #568486, 7.00%, 1/1/31                            39,255          40,736
  Pool #573752, 8.50%, 2/1/31                            36,827          39,525
  Pool #575328, 6.50%, 4/1/31                            49,785          50,774
  Pool #356905, 7.41%, 10/1/36 (a)                      177,825         179,553
  Pool #922090, 5.93%, 3/1/37                         2,239,317       2,247,427
  Pool #256723, 6.50%, 5/1/37                         1,191,612       1,203,686
  TBA August
   5.00%, 8/1/33                                      7,370,000       6,911,674
   6.00%, 8/15/36                                     2,900,000       2,872,812
  TBA August, 5.50%, 8/15/37                          3,710,000       3,582,469
                                                                   ------------
                                                                     19,866,209
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
  Pool #346406, 7.50%, 2/15/23                           48,197          50,451
  Pool #412530, 7.50%, 12/15/25                          76,831          80,535
  Pool #781300, 7.00%, 6/15/31                          139,064         145,287
  TBA August, 6.00%, 8/15/36                          1,080,000       1,078,313
                                                                   ------------
                                                                      1,354,586
                                                                   ------------
U.S. TREASURY BONDS - 1.7%
     4.50%, 2/15/36                                   2,130,000       1,991,550
                                                                   ------------
                                                                      1,991,550
                                                                   ------------
U.S. TREASURY NOTES - 16.2%
   4.75%, 2/28/09                                     1,750,000       1,752,734
   3.88%, 5/15/09                                     4,000,000       3,950,312
   4.75%, 1/31/12                                     1,480,000       1,489,712
   4.63%, 2/29/12                                       650,000         650,711
   4.50%, 3/31/12                                     1,520,000       1,512,637
   4.75%, 5/31/12                                     2,640,000       2,656,088
   4.25%, 8/15/14                                     3,800,000       3,694,611
   4.63%, 11/15/16                                    3,985,000       3,936,431
   4.50%, 5/15/17                                        75,000          73,400
                                                                   ------------
                                                                     19,716,636
                                                                   ------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $59,690,592)                                                   59,739,322
                                                                   ------------



CORPORATE OBLIGATIONS - 27.8%
AUTO MANUFACTURERS - 0.7%
General Motors, 8.25%, 7/15/23                        1,000,000         815,000
                                                                   ------------
                                                                        815,000
                                                                   ------------
BANKING - 1.4%
American Express Centurion Bank, 5.95%, 6/12/17         700,000         703,460
Bank of America N.A., 6.10%, 6/15/17                  1,000,000       1,007,843
                                                                   ------------
                                                                      1,711,303
                                                                   ------------
BUILDING & CONSTRUCTION PRODUCTS - 0.9%
Martin Marietta Materials,
  Inc., 5.51%, 4/30/10 (a)                              600,000         599,812

Masco Corp., 5.66%, 3/12/10 (a)                         550,000         544,667
                                                                   ------------
                                                                      1,144,479
                                                                   ------------
CONSUMER PRODUCTS - 1.3%
Kimberly-Clark Corp., 6.63%,
  8/1/37                                              1,550,000       1,559,061
                                                                   ------------
                                                                      1,559,061
                                                                   ------------
ELECTRIC - 3.7%
MidAmerican Energy Co.,
  5.95%, 7/15/17                                      2,900,000       2,916,318
Progress Energy, Inc., 5.76%,
  11/14/08, Callable 8/14/07
  @ 100 (a)                                           1,000,000       1,001,539
Puget Sound Energy, Inc.,
  6.97%, 6/1/67, Callable 6/1/17 @ 100                  600,000         588,933
                                                                   ------------
                                                                      4,506,790
                                                                   ------------
FINANCE - 7.9%
Ford Motor Credit Co., LLC
   4.95%, 1/15/08                                     2,000,000       1,975,264
   5.80%, 1/12/09                                     1,250,000       1,200,384
   7.25%, 10/25/11                                      150,000         137,099
General Motors Acceptance
  Corp., 4.38%, 12/10/07                              2,250,000       2,220,170
Preferred Term Securities
  Ltd., 8.79%, 9/15/30,
  Callable 9/15/10 @ 104.395 (b)                        895,548         987,342
Preferred Term Securities
  XXII Ltd., 5.70%, 9/22/36,
  Callable 6/22/11 @ 100 (a)(b)                       1,100,000       1,099,450
SLM Corp.
   4.00%, 1/15/10                                     1,000,000         936,552
   4.50%, 7/26/10                                       350,000         327,299
Xtra Finance Corp., 5.15%,
  4/1/17 (b)                                            750,000         721,758
                                                                   ------------
                                                                      9,605,318
                                                                   ------------
HOSPITALS - 1.6%
HCA Inc., 8.75%, 9/1/10                               2,000,000       1,945,000
                                                                   ------------
                                                                      1,945,000
                                                                   ------------
MEDIA - 0.5%
News America Holdings, 7.90%,
  12/1/95                                               500,000         541,684
                                                                   ------------
                                                                        541,684
                                                                   ------------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 6.11%, 12/18/09
  (a)                                                   550,000         556,841
                                                                   ------------
                                                                        556,841
                                                                   ------------
RETAIL - 2.1%
Home Depot, Inc., 5.88%,
  12/16/36                                            2,000,000       1,736,506
Wal-Mart Stores, Inc., 5.88%,
  4/5/27                                                900,000         869,899
                                                                   ------------
                                                                      2,606,405
                                                                   ------------
TELECOMMUNICATIONS - 3.5%
AOL Time Warner, Inc., 7.70%,
  5/1/32                                              1,150,000       1,238,729
AT&T, Inc., 5.10%, 9/15/14                              500,000         473,544
BellSouth Telecommunications,
  7.00%, 12/1/95                                        700,000         673,397
Sprint Nextel Corp., 6.00%,
  12/1/16                                             1,000,000         943,710
Time Warner Entertainment
  Co., 8.38%, 3/15/23                                   800,000         922,001
                                                                   ------------
                                                                      4,251,381
                                                                   ------------
TRANSPORTATION - 3.7%
Burlington North Santa Fe
  5.65%, 5/1/17                                         600,000         577,314
  7.57%, 1/2/21                                         294,292         325,893
Continental Airlines, Inc.,
  5.98%, 4/19/22                                      1,250,000       1,199,212
Union Pacific Corp.
  5.65%, 5/1/17                                       1,200,000       1,164,886
  6.85%, 1/2/19                                       1,161,581       1,240,626
                                                                   ------------
                                                                      4,507,931
                                                                   ------------

TOTAL CORPORATE OBLIGATIONS
(COST $34,045,108)                                                   33,751,193
                                                                   ------------

ASSET BACKED SECURITIES - 11.2%
Americredit Automobile
  Receivables Trust, Series
  2005-CF, Class A3, 4.47%,
  5/6/10                                              1,078,691       1,075,922
Asset Backed Funding
  Certificates, Series
  2003-AHL1, Class A1, 3.68%,
  3/25/33                                               738,743         670,627
Cairn Mezzanine plc, Series
  2007-3A, Class B1, 6.24%,
  8/13/47 (a)(b)                                        905,000         791,625
Capital Auto Receivables
  Asset Trust, Series 2006-1,
  Class A2A, 5.03%, 9/15/08                             384,166         383,896
Capital One Auto Finance
  Trust, Series 2006-B, Class
  A2, 5.53%, 5/15/09                                    147,658         147,653
Citibank Credit Card Issuance
  Trust, 5.35%, 7/12/12 (a)                           1,500,000       1,499,455
Citigroup Mortgage Loan
  Trust, Inc., Series
  2005-WF2, Class AF2, 4.92%,
  8/25/35                                               181,561         180,680
Countrywide Asset-Backed
  Certificates, Series
  2006-S4, Class A3, 5.80%,
  7/25/34                                             1,060,000       1,054,681
Dominos Pizza Master Issuer
  LLC, Series 2007 - 1, Class
  A2, 5.26%, 4/25/37 (b)                              1,200,000       1,180,103
GE Business Loan Trust,
  Series 2006-2A, Class A,
  5.50%, 11/15/34 (a)(b)                              1,485,382       1,479,736
GE Equipment Small Ticket
  LLC, Series 2005-2A, Class
  A3, 4.88%, 10/22/09 (b)                             1,800,034       1,795,296
GMAC Mortgage Corp., Loan
  Trust, Series 2006-HE3,
  Class A3, 5.81%, 10/25/36                             900,000         898,849
MBNA Credit Card Master Note
  Trust, Series 2006-A4,
  Class A4, 5.31%, 9/15/11 (a)                        1,000,000       1,000,159

SLM Student Loan Trust,
  Series 2005-A, Class A1,
  5.40%, 6/15/18 (a)                                  1,520,333       1,520,151
                                                                   ------------

TOTAL ASSET BACKED SECURITIES
(COST $13,856,017)                                                   13,678,833
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.77%, 5/25/35
  (a)                                                 1,100,000       1,088,795
Countrywide Home Loans,
  Series 2003-8, Class A2,
  5.82%, 5/25/18 (a)                                    995,030       1,003,314
Deutsche Mortgage Securities,
  Inc., Series 2005-WF1,
  Class 1A1, 5.06%, 6/26/35
  (a)(b)                                              1,276,680       1,266,382
Fannie Mae, Series 2007-13,
  Class FA, 5.57%, 3/25/37 (a)                        1,728,671       1,723,553
Fannie Mae IO
  Series 270, Class 2,
   8.50%, 9/1/23 (c)                                     47,169          12,182
  Series 296, Class 2,
   8.00%, 4/1/24 (c)                                     57,341          14,479
  Series 2000-16, Class PS,
   3.28%, 10/25/29(a)(c)                                 38,653           1,806
  Series 2000-32, Class SV,
   3.28%, 3/18/30(a)(c)                                   8,954             150
  Series 306, Class IO,
   8.00%, 5/1/30 (c)                                     67,065          18,103
  Series 2001-4, Class SA,
   2.23%, 2/17/31(a)(c)                                 229,284          14,684
FHA Weyerhauser, 7.43%,
  1/1/24                                                 33,370          33,370
Freddie Mac
  Series 2988, Class AF,
   5.62%, 6/15/35 (a)                                 1,170,643       1,162,991
  Series 3212, Class BK,
   5.40%, 9/15/36                                       900,000         857,893
Freddie Mac IO
  Series 1534, Class K,
   2.03%, 6/15/23(a)(c)                                 148,393           6,974
  Series 2141, Class SD,
   2.83%, 4/15/29(a)(c)                                 119,718          11,649
  Series 2247, Class SC,
   2.18%, 8/15/30(a)(c)                                  64,835           3,563
Freddie Mac Reference Remic,
  Series R008, Class FK,
  5.72%, 7/15/23 (a)                                  1,504,469       1,506,209
Government National Mortgage
Association IO
  Series 1999-30, Class SA,
   2.68%, 4/16/29(a)(c)                                  81,516           5,016
  Series 1999-30, Class S,
   3.28%, 8/16/29(a)(c)                                  60,902           4,791
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR,
  Class 2A3, 5.77%, 3/25/36
  (a)                                                 1,292,251       1,305,864
Residential Accredit Loans,
Inc.
  Series 2007-QS1, Class 2A8,
   5.62%, 1/25/37 (a)                                 2,132,265       2,129,856
  Series 2007-QS2, Class A4,
   6.25%, 1/25/37                                     1,051,474       1,047,219
Residential Asset
Securitization Trust
  Series 2003-A15, Class 1A2,
   5.77%, 2/25/34 (a)                                 1,644,520       1,649,565
  Series 2006-A1, Class 1A3,
   6.00%, 4/25/36                                       640,535         641,687
                                                                   ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $15,522,295)                                                   15,510,095
                                                                   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.8%
Bear Stearns Commercial
  Mortgage Securities, Series
  2006-T24, Class A4, 5.43%,
  10/12/41                                            1,100,000       1,071,433
Citigroup Commercial Mortgage
  Trust, Series 2006-C5,
  Class A2, 5.38%, 10/15/49                           1,100,000       1,090,126
Citigroup/Deutsche Bank
  Commercial Mortgage Trust,
  Series 2007-CD4, Class A2B,
  5.21%, 12/11/49                                     1,300,000       1,276,758
Commercial Mortgage Pass -
Through Certificate
  Series 2005-FL11, Class A1,
   5.47%, 11/15/17(a)(b)                                264,201         264,203
  Series 2006-FL12, Class A2,
   5.42%, 12/15/20(a)(b)                              2,036,919       2,036,392
CWCapital Cobalt, Series
  2006-C1, Class A2, 5.17%,
  8/15/48                                             1,232,000       1,211,044
DLJ Mortgage Acceptance
  Corp., IO, Series 1997-CF1,
  Class S, 0.90%, 5/15/30
  (a)(b)(c)(d)                                           58,308             835
Greenwich Capital Commercial
  Funding Corp., Series
  2007-GG9, Class AM, 5.48%,
  3/10/39                                               970,000         931,296
GS Mortgage Securities Corp.,
  Series 2007-EOP, Class A1,
  5.41%, 3/6/20 (a)                                   2,245,925       2,245,925
GS Mortgage Securities Corp.,
  IO, Series 1997-GL, Class
  X2, 0.67%, 7/13/30
  (a)(c)(d)                                              36,691             638
LB-UBS Commercial Mortgage
  Trust, Series 2006-C6,
  Class A4, 5.37%, 9/15/39                            1,100,000       1,058,117
Morgan Stanley Capital I,
  Series 2006-HQ10, Class A4,
  5.33%, 11/12/41                                     1,000,000         958,057

Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.30%, 11/23/43 (a)(b)                                987,411         976,352
                                                                   ------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $13,379,518)                                                   13,121,176
                                                                   ------------
FOREIGN BONDS - 5.6%
DOMINICAN REPUBLIC - 0.3%
Dominican Republic Treasury
  Bill, 13.00%, 10/22/07 (e)                            300,000         300,554
                                                                   ------------
                                                                        300,554
                                                                   ------------
ICELAND - 1.0%
Kaupthing Bank, 6.06%,
  1/15/10 (a)(b)                                      1,250,000       1,263,003
                                                                   ------------
                                                                      1,263,003
                                                                   ------------
NETHERLANDS - 0.9%
Shell International Finance
  BV, 5.20%, 3/22/17                                  1,100,000       1,061,624
                                                                   ------------
                                                                      1,061,624
                                                                   ------------
SOUTH KOREA - 1.1%
Citibank Korea, Inc., 4.68%,
  6/18/13, Callable 6/18/08 @
  100 (a)                                             1,400,000       1,389,137
                                                                   ------------
                                                                      1,389,137
                                                                   ------------
UNITED KINGDOM - 2.3%
Barclays Bank plc, 5.93%,
  12/31/49 (b)                                        1,500,000       1,432,734
Granite Master Issuer plc,
  Series 2005-4, Class A3,
  5.43%, 12/20/54 (a)                                 1,400,000       1,400,297
                                                                   ------------
                                                                      2,833,031
                                                                   ------------

TOTAL FOREIGN BONDS
(COST $6,942,942)                                                     6,847,349
                                                                   ------------
INVESTMENT COMPANY - 2.6%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03%  (f)                                 3,180,404     3,180,404
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $3,180,404)                                                     3,180,404
                                                                   ------------
TOTAL INVESTMENTS (COST $146,616,876) -- 119.9%                     145,828,372
                                                                   ============

      Percentages indicated are based on net assets of $121,649,307.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on July 31, 2007. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.001% of net assets.

(e) Discount note. Rate presented represents the effective yield at time of purchase.

(f) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

FHA   Federal Housing Administration

IO    Interest-Only security. Represents 0.1% of net assets.

LLC   Limited Liability Co.

PLC   Public Limited Co.

TBA Security was traded on a "to be announced" basis. Represents 19.5% of net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                    SHARES OR
                                                    PRINCIPAL
                                                    AMOUNT ($)       VALUE ($)
                                                    ----------       ---------
CORPORATE OBLIGATIONS - 96.4%
ADVERTISING - 2.0%
Iron Mountain, Inc., 8.63%,
  4/1/13, Callable 4/1/08 @
  101.44                                                100,000          98,000
R.H. Donnelley Corp.
  6.88%, 1/15/13, Callable
  1/15/09 @ 103.44                                      100,000          90,000
  6.88%, 1/15/13, Callable
  1/15/09 @ 103.44                                       90,000          81,000
                                                                   ------------
                                                                        269,000
                                                                   ------------
AEROSPACE & DEFENSE - 1.1%
DRS Technologies, Inc.,
  7.63%, 2/1/18, Callable
  2/01/11 @ 103.81                                      100,000          96,000
Transdigm, Inc., 7.75%,
  7/15/14, Callable 7/15/09 @
  105.81                                                 50,000          49,000
                                                                   ------------
                                                                        145,000
                                                                   ------------
APPAREL MANUFACTURERS - 1.7%
Hanesbrands, Inc., 8.78%,
  12/15/14, Callable
  12/15/08@ 102.00 (b)                                   50,000          49,000
Levi Strauss & Co., 8.88%,
  4/1/16, Callable 4/1/11 @
  104.44                                                 50,000          48,250
Quiksilver, Inc., 6.88%,
  4/15/15, Callable 4/15/10 @
  103.44                                                150,000         132,750
                                                                   ------------
                                                                        230,000
                                                                   ------------
AUTO MANUFACTURERS - 1.6%
General Motors Corp.
   7.13%, 7/15/13                                       175,000         148,750
   7.70%, 4/15/16                                        50,000          42,750
Goodyear Tire & Rubber Co.,
  8.63%, 12/1/11, Callable
  12/1/09 @ 104.31 (a)                                   17,000          17,298
                                                                   ------------
                                                                        208,798
                                                                   ------------
BUILDING & CONSTRUCTION PRODUCTS - 2.4%
Ainsworth Lumber Co., Ltd.,
  7.25%, 10/1/12, Callable
  10/1/08 @ 103.63                                      150,000         108,375
Interline Brands, Inc.,
  8.13%, 6/15/14, Callable
  6/15/10 @ 104.06                                       50,000          49,500
Ply Gem Industries, Inc.,
  9.00%, 2/15/12, Callable
  2/18/08 @ 104.50                                      150,000         119,625
U.S. Concrete, Inc., 8.38%,
  4/1/14, Callable 4/1/09
  @ 104.19                                               50,000          48,000
                                                                   ------------
                                                                        325,500
                                                                   ------------
CABLE TELEVISION - 3.4%
Barrington Broadcasting Co.,
  10.50%, 8/15/14, Callable
  8/15/10 @ 105.25 (a)                                   50,000          50,500
Bonten Media Acquisition,
  9.00%, 6/1/15, Callable
  6/1/11@ 104.50 (a)                                     75,000          68,250
Cablevision Systems Corp.,
  8.00%, 4/15/12                                        100,000          93,250
General Cable Corp., 7.13%,
  4/1/17, Callable 4/01/12 @
  103.56 (a)                                             50,000          48,500
 Mediacom LLC, 7.88%, 2/15/11,
  Callable 2/15/2008 @ 100                              200,000         194,000
                                                                   ------------
                                                                        454,500
                                                                   ------------
CASINOS & GAMBLING - 8.1%
Choctaw Resort Development
  Entertainment, 7.25%,
  11/15/19, Callable 11/15/11
  @ 103.63 (a)                                           48,000          46,320
Fontainebleau Las Vegas,
  10.25%, 6/15/15, Callable
  6/15/11@ 105.13 (a)                                   100,000          86,250
Great Canadian Gaming Co.,
  7.25%, 2/15/15, Callable
  2/15/11 @ 103.63 (a)                                   50,000          48,000
Greektown Holdings, Inc.,
  10.75%, 12/1/13, Callable
  12/1/10 @ 105.38 (a)                                  125,000         128,125
Inn of the Mountain Gods,
  12.00%, 11/15/10, Callable
  11/15/07 @ 106.00                                      50,000          53,000
Isle of Capri Casinos, Inc.,
  7.00%, 3/1/14, Callable
  3/1/09 @ 103.50                                       150,000         135,187
MGM MIRAGE, Inc., 6.75%,
  4/1/13                                                100,000          92,250
Mohegan Tribal Gaming, 7.13%,
  8/15/14, Callable 8/15/09 @
  103.56                                                 50,000          48,375
MTR Gaming Group, Inc.,
  9.00%, 6/1/12, Callable
  6/1/09 @ 104.50                                       100,000         102,500
Pinnacle Entertainment,
  7.50%, 6/15/15, Callable
  6/15/10@ 103.75 (a)                                    50,000          46,000
Pokagon Gaming Authority,
  10.38%, 6/15/14, Callable
  6/15/10 @ 105.19 (a)                                   75,000          80,250
San Pasqual Casino, 8.00%,
  9/15/13, Callable 9/15/09 @
  104.00 (a)                                             25,000          24,813
Seminole Hard Rock
  Entertainment, 7.86%,
  3/15/14, Callable 3/15/09 @
  102.00 (a)(b)                                          25,000          24,500
Seneca Gaming Corp., 7.25%,
  5/1/12, Callable 5/1/08 @
  103.63                                                 50,000          49,250
Shingle Springs, 9.38%,
  6/15/15, Callable 6/15/11 @
  104.69 (a)                                             50,000          46,750
Turning Stone Resort Casino,
  9.13%, 9/15/14, Callable
  9/15/10 @ 104.56 (a)                                   75,000          75,750
                                                                   ------------
                                                                      1,087,320
                                                                   ------------
CHEMICALS - 3.2%
Georgia Gulf Corp., 9.50%,
  10/15/14, Callable
  10/15/10@ 104.75                                      100,000          95,000
Huntsman International LLC,
  7.88%, 11/15/14, Callable
  11/15/10@ 103.94                                       35,000          37,450
Innophos, Inc., 8.88%,
  8/15/14, Callable 8/16/09 @
  104.44                                                 50,000          50,250
JohnsonDiversey, Inc., 9.63%,
  5/15/12, Callable 5/15/07 @
  104.81                                                100,000         103,000
Lyondell Chemical Co.
  6.88%, 6/15/17, Callable
  6/15/12@ 103.44                                        50,000          52,500
  8.00%, 9/15/14, Callable
  9/15/10 @ 104.00                                       25,000          26,750

  8.25%, 9/15/16, Callable
  9/15/11 @ 104.13                                       25,000          27,375
Mosaic Co., 7.63%, 12/1/16,
  Callable 12/01/11 @ 103.81 (a)                         25,000          25,125
Terra Capital, Inc., 7.00%,
  2/1/17, Callable 2/1/12@
  103.50                                                 15,000          14,175
                                                                   ------------
                                                                        431,625
                                                                   ------------
COMPUTER SERVICES - 0.6%
Activant Solutions, Inc.,
  9.50%, 5/1/16, Callable
  5/1/11 @ 104.75                                        50,000          45,000
Compucom Systems, Inc.,
  12.00%, 11/1/14, Callable
  11/1/10 @ 106.00 (a)                                   25,000          30,000
                                                                   ------------
                                                                         75,000
                                                                   ------------
CONSUMER PRODUCTS - 1.0%
Smithfield Foods, Inc.,
  7.75%, 7/1/17                                          50,000          48,250
Spectrum Brands, Inc., 7.38%,
  2/1/15, Callable 2/1/10@
  103.69                                                 75,000          48,000
Yankee Acquisition Corp.,
  9.75%, 2/15/17, Callable
  2/15/12@ 104.88                                        50,000          44,500
                                                                   ------------
                                                                        140,750
                                                                   ------------
CONTAINERS - PAPER AND PLASTIC - 2.6%
Owens-Brockway Glass
  Containers, 6.75%, 12/1/14,
  Callable 12/1/09 @ 103.38                              50,000          46,000
Solo Cup Co., 8.50%, 2/15/14,
  Callable 2/15/09 @ 104.25                             200,000         162,000
Stone Container Finance Co.
  of Canada, 7.38%, 7/15/14,
  Callable 7/15/09 @ 103.69                             150,000         137,250
                                                                   ------------
                                                                        345,250
                                                                   ------------
COSMETICS - 0.3%
Chattem, Inc., 7.00%, 3/1/14,
  Callable 3/1/09 @ 103.50                               50,000          47,000
                                                                   ------------
                                                                         47,000
                                                                   ------------
DISTRIBUTION & WHOLESALE - 2.2%
Baker & Taylor, Inc., 11.50%,
  7/1/13, Callable 7/1/10 @
  105.75 (a)                                            100,000         101,000
Beverages & More, Inc.,
  9.25%, 3/1/12, Callable
  9/1/09 @ 104.63 (a)                                    50,000          49,000
Central Garden & Pet Co.,
  9.13%, 2/1/13, Callable
  2/1/08 @ 104.56                                        50,000          48,625
Jarden Corp., 7.50%, 5/1/17,
  Callable 5/1/12 @ 103.75                               25,000          22,500
Pegasus Solutions, Inc.,
  10.50%, 4/15/15, Callable
  4/15/11 @ 105.25 (a)                                   50,000          46,750
Pilgrim's Pride Corp., 8.38%,
  5/1/17, Callable 5/1/12 @
  104.19                                                 25,000          23,750
                                                                   ------------
                                                                        291,625
                                                                   ------------
DIVERSIFIED OPERATIONS - 0.9%
Bombardier, Inc., 8.00%,
  11/15/14, Callable 11/15/10
  @ 104.00 (a)                                           25,000          24,750
Snoqualmie Entertainment
  Authority, 9.15%, 2/1/14,
  Callable 2/1/09 @ 103.00
  (a)(b)                                                 25,000          24,625
Susser Holdings LLC, 10.63%,
  12/15/13, Callable 12/15/09
  @ 105.31                                               72,000          76,320
                                                                   ------------
                                                                        125,695
                                                                   ------------
EDUCATION - 0.4%
Education Management LLC
  8.75%, 6/1/14, Callable
  6/1/10 @ 104.38                                        25,000          24,875
  10.25%, 6/1/16, Callable
  6/1/11 @ 105.13                                        25,000          24,875
                                                                   ------------
                                                                         49,750
                                                                   ------------
ELECTRIC - 1.9%
AES Corp., 7.75%, 3/1/14                                 60,000          58,350
Baldor Electic Co., 8.63%,
  2/15/17, Callable 2/15/12 @
  104.31                                                 50,000          51,250
CMS Energy Corp., 6.88%,
  12/15/15                                              100,000          99,163
Edison Mission Energy, 7.20%,
  5/15/19 (a)                                            50,000          44,625
                                                                   ------------
                                                                        253,388
                                                                   ------------
ENERGY - 4.0%
Aventine Renewable Energy,
  10.00%, 4/1/17, Callable
  4/1/12 @ 105.00 (a)                                    50,000          47,000
Copano Energy LLC, 8.13%,
  3/1/16, Callable 3/1/11 @
  104.06                                                 80,000          80,000
Massey Energy Co., 6.88%,
  12/15/13, Callable 12/15/09
  @ 103.44                                              100,000          88,125
Mirant North America LLC,
  7.38%, 12/31/13, Callable
  12/31/09 @ 103.69                                      50,000          49,750
NRG Energy, Inc., 7.38%,
  2/1/16, Callable 2/1/11 @
  103.69                                                 50,000          48,250
Regency Energy Partners,
  8.38%, 12/15/13, Callable
  12/15/10 @ 104.19 (a)                                  25,000          25,750
Reliant Energy, Inc., 7.63%,
  6/15/14                                                50,000          47,750
Verasun Energy Corp., 9.88%,
  12/15/12, Callable 12/15/09
  @ 104.94                                               50,000          51,375
Williams Cos., Inc., 6.38%,
  10/1/10 (a)                                           100,000          98,000
                                                                   ------------
                                                                        536,000
                                                                   ------------
FINANCE - 7.0%
Basell AF SCA, 8.38%,
  8/15/15, Callable 8/15/10 @
  104.19                                                150,000         133,500
CCM Merger, Inc., 8.00%,
  8/1/13, Callable 8/1/09 @
  104.00 (a)                                            150,000         147,750
Ford Motor Credit Co.
  7.38%, 10/28/09                                       250,000         241,354
  7.38%, 2/1/11                                          50,000          46,727
General Motors Acceptance
  Corp., 6.88%, 8/28/12                                 300,000         275,950
MSX International, 12.50%,
  4/1/12, Callable 4/1/09 @
  110.00 (a)                                             25,000          24,750

Nalco Finance Holdings, Inc.,
  0.00%, 2/1/14, Rate set to
  step up to 9.0% on 2/1/09,
  Callable 2/1/09 @ 104.50 (c)                           75,000          65,250
                                                                   ------------
                                                                        935,281
                                                                   ------------
HEALTH CARE - 0.2%
HCA, Inc., 9.25%, 11/15/16,
  Callable 11/15/11 @ 104.63 (a)                         25,000          24,813
                                                                   ------------
                                                                         24,813
                                                                   ------------
INTERNET RELATED - 0.4%
Atlantic Broadband Finance
  LLC, 9.38%, 1/15/14,
  Callable 1/15/09 @104.69                               50,000          49,500
                                                                   ------------
                                                                         49,500
                                                                   ------------
LEISURE - 1.6%
AMC Entertainment, Inc.,
  11.00%, 2/1/16, Callable
  2/1/11@ 105.50                                        100,000         103,250
K2, Inc., 7.38%, 7/1/14,
  Callable 7/1/09 @ 103.69                              108,000         113,400
                                                                   ------------
                                                                        216,650
                                                                   ------------
MACHINERY - 0.7%
Case New Holland, Inc.,
  7.13%, 3/1/14, Callable
  3/1/10 @ 103.56                                        50,000          48,875
Sensata Technologies, 8.00%,
  5/1/14, Callable 5/1/10 @
  104.00                                                 50,000          46,000
                                                                   ------------
                                                                         94,875
                                                                   ------------
MANUFACTURING - 1.8%
AGY Holding Corp., 11.00%,
  11/15/14, Callable 11/15/10
  @ 105.50 (a)                                           50,000          51,500
American Railcar Industries,
  7.50%, 3/1/14, Callable
  3/1/11 @ 103.75                                        25,000          24,375
Coleman Cable, Inc., 9.88%,
  10/1/12, Callable 10/1/08 @
  104.94                                                 50,000          52,000
Freescale Semiconductor,
  Inc., 10.13%, 12/15/16,
  Callable 12/15/11 @ 105.06
  (a)                                                    50,000          44,000
Libbey Glass, Inc., 12.38%,
  6/1/11, Callable 6/1/08 @
  107.50 (b)                                             25,000          27,000
Maax Corp., 9.75%, 6/15/12,
  Callable 6/15/08 @ 104.88                              50,000          28,250
Tembec Industries, Inc.,
  7.75%, 3/15/12                                         25,000          10,875
                                                                   ------------
                                                                        238,000
                                                                   ------------
MEDICAL - 2.1%
Advanced Medical Optics,
  7.50%, 5/1/17, Callable
  5/1/12 @ 103.75                                        50,000          45,500
Community Health, 8.88%,
  7/15/15, Callable 7/15/11 @
  104.44 (a)                                             50,000          48,563
MultiPlan, Inc., 10.38%,
  4/15/16, Callable 4/15/11 @
  105.19 (a)                                            100,000          98,000
Omnicare, Inc., 6.75%,
  12/15/13, Callable 12/15/09
  @ 103.38                                              100,000          91,500
                                                                   ------------
                                                                        283,563
                                                                   ------------
METAL PROCESSORS & FABRICATION - 0.6%
TriMas Corp., 9.88%, 6/15/12,
  Callable 9/10/07 @ 104.94                              77,000          76,615
                                                                   ------------
                                                                         76,615
                                                                   ------------
METALS & MINING - 3.1%
AK Steel Corp., 7.75%,
  6/15/12, Callable 9/7/07 @
  103.88                                                100,000          99,000
Freeport-McMoran Copper &
  Gold, Inc., 8.25%, 4/1/15,
  Callable 4/1/11 @ 104.13                               50,000          52,375
Gibraltar Industries, Inc.,
  8.00%, 12/1/15, Callable
  12/01/10 @ 104.00                                     150,000         142,500
International Coal Group,
  Inc., 10.25%, 7/15/14,
  Callable 7/15/10 @ 105.13                              50,000          43,500
Noranda Aluminium
  Acquisition, 9.36%,
  5/15/15, Callable 5/15/08 @
  102.00 (a)(b)                                          50,000          47,500
Tube City IMS Corp., 9.75%,
  2/1/15, Callable 2/1/11 @
  104.88                                                 25,000          24,312
                                                                   ------------
                                                                        409,187
                                                                   ------------
OIL & GAS - 8.9%
Chaparral Energy, Inc.,
  8.50%, 12/1/15, Callable
  12/1/10 @ 104.25                                      100,000          89,750
Chesapeake Energy Corp.,
  6.88%, 1/15/16, Callable
  1/15/09 @ 103.44                                      100,000          95,250
Cimarex Energy Co., 7.13%,
  5/1/17, Callable 5/1/12 @
  103.56                                                 50,000          47,250
Clayton Williams Energy,
  Inc., 7.75%, 8/1/13,
  Callable 8/1/09 @ 103.88                              200,000         179,000
Colorado Interstate Gas Co.,
  6.80%, 11/15/15                                       150,000         154,044
Compton Petroleum Finance
  Corp., 7.63%, 12/1/13,
  Callable 12/1/09 @ 103.81                             100,000          93,500
Energy Partners Ltd., 9.75%,
  4/15/14, Callable 4/15/11 @
  104.88 (a)                                             50,000          47,500
Forest Oil Corp., 7.25%,
  6/15/19, Callable 6/15/12 @
  103.63 (a)                                             50,000          46,625
Inergy LP/Inergy Finance,
  8.25%, 3/1/16, Callable
  3/1/11 @ 104.13                                       100,000         100,000
Newfield Exploration Co.,
  6.63%, 9/1/14, Callable
  9/1/09 @ 103.31                                       100,000          95,500
Opti Canada, Inc., 7.88%,
  12/15/14, Callable 12/15/10
  @ 104.13 (a)                                           50,000          49,000
Pogo Producing Co., 7.88%,
  5/1/13, Callable 5/1/10 @
  103.94                                                100,000         101,250
Swift Energy Co., 7.63%,
  7/15/11, Callable 7/15/08 @
  103.81                                                 50,000          49,250

Tesoro Corp., 6.50%, 6/1/17,
  Callable 6/1/12 @ 103.25 (a)                           50,000          47,250
                                                                   ------------
                                                                      1,195,169
                                                                   ------------
PAPER & RELATED PRODUCTS - 2.7%
Aleris International, Inc.,
  10.00%, 12/15/16,
  Callable 12/15/11 @ 105.00 (a)                         25,000          22,375
Exopack Holding Corp.,
  11.25%, 2/1/14, Callable
  2/1/10 @ 105.62                                        50,000          51,000
Georgia-Pacific Corp., 7.70%,
  6/15/15                                               150,000         142,125
Norampac, Inc., 6.75%,
  6/1/13, Callable 6/1/08
  @ 103.38                                              100,000          91,500
Verso Paper Holdings LLC,
  9.13%, 8/1/14, Callable
  8/1/10 @ 104.56 (a)                                    50,000          50,125
                                                                   ------------
                                                                        357,125
                                                                   ------------
PIPELINES - 2.7%
Dynegy Holdings, Inc., 8.38%,
  5/1/16                                                150,000         139,500
El Paso Corp., 7.00%, 6/15/17                           100,000          96,048
Mueller Water Products,
  7.38%, 6/1/17, Callable
  6/1/12 @ 103.69 (a)                                    25,000          23,375
Semgroup LP, 8.75%, 11/15/15,
  Callable 11/15/10 @ 104.38
  (a)                                                    50,000          49,250
Williams Partners LP, 7.25%,
  2/1/17 (a)                                             50,000          48,500
                                                                   ------------
                                                                        356,673
                                                                   ------------
PRINTING & PUBLISHING - 3.1%
Block Communications, Inc.,
  8.25%, 12/15/15, Callable
  12/15/10 @ 104.13 (a)                                  50,000          49,250
Canwest Mediaworks LP, 9.25%,
  8/1/15, Callable 8/1/11
  @ 104.63 (a)                                           50,000          48,500
Idearc, Inc., 8.00%,
  11/15/16, Callable 11/15/11
  @ 104.00                                               50,000          47,375
Medimedia USA, Inc., 11.38%,
  11/15/14, Callable 11/15/09
  @ 105.69 (a)                                           50,000          52,500
Morris Publishing, 7.00%,
  8/1/13, Callable 8/1/08 @
  103.50                                                100,000          87,250
Sheridan Group, Inc., 10.25%,
  8/15/11, Callable 9/7/07 @
  105.12                                                100,000         101,000
Valassis Communication,
  8.25%, 3/1/15, Callable
  3/1/11 @ 104.13 (a)                                    35,000          29,750
                                                                   ------------
                                                                        415,625
                                                                   ------------
RENTAL - AUTO AND EQUIPMENT - 2.1%
Avis Budget Car Rental, Inc.,
  7.63%, 5/15/14, Callable
  5/15/10 @ 103.81                                      100,000          96,000
Hertz Corp., 8.88%, 1/1/14,
  Callable 1/1/10 @104.44                               100,000         100,000
Navios Maritime Holdings,
  9.50%, 12/15/14, Callable
  12/15/10 @ 104.75 (a)                                  30,000          30,450
Rental Service Corp., 9.50%,
  12/1/14, Callable 12/1/10
  @ 104.75 (a)                                           50,000          48,750
                                                                   ------------
                                                                        275,200
                                                                   ------------
RESTAURANTS - 3.3%
Buffets, Inc., 12.50%,
  11/1/14, Callable 11/1/10
  @ 106.25                                               50,000          40,500
Dave & Buster's, Inc.,
  11.25%, 3/15/14, Callable
  3/15/10 @ 105.62                                       50,000          48,500
Landry's Restaurants, Inc.,
  7.50%, 12/15/14, Callable
  12/15/09 @ 103.75                                     200,000         193,000
NPC International, Inc.,
  9.50%, 5/1/14, Callable
  5/1/10 @ 104.75                                        50,000          46,000
Outback Steakhouse, Inc.,
  10.00%, 6/15/15, Callable
  6/15/11 @ 105.00 (a)                                   75,000          65,250
Sbarro, Inc., 10.38%, 2/1/15,
  Callable 2/1/10 @ 107.78                               50,000          43,750
                                                                   ------------
                                                                        437,000
                                                                   ------------
RETAIL - 1.6%
Claire's Stores, Inc., 9.63%,
  6/1/15, Callable 6/1/11 @
  104.81 (a)                                             50,000          41,000
Linens 'N Things, Inc.,
  10.99%, 1/15/14, Callable
  1/15/08 @ 102.00 (b)                                   50,000          32,500
Pep Boys, 7.50%, 12/15/14,
  Callable 12/15/09 @ 103.75                             50,000          47,750
Stater Brothers Holdings,
  7.75%, 4/15/15, Callable
  4/15/11 @ 103.88 (a)                                   50,000          46,500
United Auto Group, Inc.,
  7.75%, 12/15/16, Callable
  12/15/11 @ 103.88                                      50,000          48,000
                                                                   ------------
                                                                        215,750
                                                                   ------------
SEISMIC DATA COLLECTION - 0.7%
CIE Gener de Geophysique,
  7.50%, 5/15/15, Callable
  5/15/10 @ 103.75                                       50,000          48,750
Seitel, Inc., 9.75%, 2/15/14,
  Callable 2/15/11 @ 104.88 (a)                          50,000          46,750
                                                                   ------------
                                                                         95,500
                                                                   ------------
SPECIAL PURPOSE ENTITY - 4.3%
Altra Industrial Motion,
  9.00%, 12/1/11, Callable
  12/1/08 @ 104.50 (a)                                   50,000          51,000
Buffalo Thunder Development
  Authority, 9.38%, 12/15/14,
  Callable @ 12/15/10 @
  104.69 (a)                                             50,000          46,500
Cellu Tissue Holdings, Inc.,
  9.75%, 3/15/10, Callable
  9/7/07 @ 107.31                                        50,000          47,000
CHR Intermediate Compcoo,
  12.61%, 6/1/13, Callable
  9/1/07 @ 100.00 (a)(b)                                 50,000          49,813
Hawker Beechcraft Acquisition Co.
  9.75%, 4/1/17(a), Callable
  4/1/12 @ 104.88                                        25,000          24,750
  8.50%, 4/1/15(a), Callable
  4/1/11 @ 104.25                                        50,000          50,000
Kar Holdings, Inc., 8.75%,
  5/1/14, Callable 5/1/10 @
  104.38 (a)                                             50,000          45,000

Local TV Finance LLC, 9.25%,
  6/15/15, Callable 6/15/11
  @ 104.63 (a)                                           50,000          47,500
Momentive Performance, 9.75%,
  12/1/14, Callable 12/1/10
  @ 104.88 (a)                                           50,000          48,000
Petroplus Finance Ltd.,
  7.00%, 5/1/17, Callable
  5/1/12 @ 103.50 (a)                                    75,000          68,437
Rare Restaurant Group Ll,
  9.25%, 5/15/14, Callable
  5/15/11 @ 104.63 (a)                                   50,000          48,000
UCI Holdco, Inc., 12.36%,
  12/15/13, Callable 12/15/07
  @ 100.00 (a)(b)                                        53,048          52,783
                                                                   ------------
                                                                        578,783
                                                                   ------------
TELECOMMUNICATIONS - 10.2%
Broadview Network Holdings,
  11.38%, 9/1/12, Callable
  9/1/09 @ 105.69 (a)                                    25,000          25,250
Centennial Communications
  Corp., 10.00%, 1/1/13,
  Callable 1/1/09 @ 107.50                              100,000         104,500
Cincinnati Bell, Inc., 8.38%,
  1/15/14, Callable 1/15/09 @
  104.19                                                100,000          95,000
Cricket Communications,
  9.38%, 11/1/14, Callable
  11/1/10 @ 104.69                                       50,000          49,312
Insight Midwest LP, 9.75%,
  10/1/09, Callable 9/7/07 @
  101.62                                                130,000         129,675
IPCS, Inc., 8.61%, 5/1/14,
  Callable 5/1/08 @ 102.00
  (a)(b)                                                100,000          96,750
Level 3 Financing, Inc.,
  9.25%, 11/1/14, Callable
  11/1/10 @ 104.63 (a)                                   50,000          47,750
Metropcs Wireless, Inc.
  9.25%, 11/1/14(a),
  Callable 11/1/10 @
  104.63                                                 50,000          49,000
  9.25%, 11/1/14(a),
  Callable 11/1/10 @
  104.63                                                 50,000          49,000
Nordic Telephone Co.,
  Holdings, 8.88%, 5/1/16,
  Callable 5/1/11 @ 104.44 (a)                           50,000          49,500
NTL Cable plc, 9.13%,
  8/15/16, Callable 8/15/11 @
  104.56                                                125,000         126,250
Panamsat Corp., 9.00%,
  6/15/16, Callable 6/15/11 @
  104.50                                                 50,000          50,125
Qwest Corp., 5.63%, 11/15/08                            150,000         148,687
Radio One, Inc., 6.38%,
  2/15/13, Callable 2/15/09 @
  103.19                                                 50,000          45,250
Suncom Wireless Holdings,
  Inc., 8.50%, 6/1/13,
  Callable 6/1/08 @ 104.25                              150,000         150,750
West Corp., 11.00%, 10/15/16,
  Callable 10/15/11 @ 105.50                             25,000          24,875
Wind Acquisition Financial
  SA, 10.75%, 12/1/15,
  Callable 12/1/10 @ 105.38 (a)                         100,000         103,000
Windstream Corp., 8.63%,
  8/1/16, Callable 8/1/11 @
  104.31                                                 25,000          25,313
                                                                   ------------
                                                                      1,369,987
                                                                   ------------
TOBACCO - 0.2%
Alliance One International,
  Inc., 8.50%, 5/15/12 (a)                               25,000          24,625
                                                                   ------------
                                                                         24,625
                                                                   ------------
TRANSPORTATION - 0.6%
Bristow Group, Inc., 7.50%,
  9/15/17, Callable 9/15/12 @
  103.75 (a)                                             50,000          49,500
Saint Acquisition Corp.,
  13.11%, 5/15/15, Callable
  5/15/09 @ 102.00 (a)(b)                                50,000          35,500
                                                                   ------------
                                                                         85,000
                                                                   ------------
WASTE DISPOSAL - 1.1%
Allied Waste North America,
  Inc., 7.38%, 4/15/14,
  Callable 4/15/09 @ 103.69                             150,000         141,375
                                                                   ------------
                                                                        141,375
                                                                   ------------

TOTAL CORPORATE OBLIGATIONS
(COST $13,384,147)                                                   12,892,497
                                                                   ------------
INVESTMENT COMPANY - 1.5%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03% (d)                                  192,658         192,658
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $192,658)                                                         192,658
                                                                   ------------
TOTAL INVESTMENTS (COST $13,576,805) -- 97.9%                        13,085,155
                                                                   ============

      Percentages indicated are based on net assets of $13,371,848.
(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)   Step Bond. Income recognition is on the effective yield method for Step
      Bonds.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

LLC   Limited Liability Co.

LP    Limited Partnership

PLC   Public Limited Co.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                    AMOUNT ($)       VALUE ($)
                                                    ----------       ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 43.7%
FEDERAL HOME LOAN MORTGAGE CORP. - 11.9%
  Pool #G12317, 5.50%, 8/1/21                           194,036         191,655
  Pool #847557, 5.36%, 7/1/34 (a)                       193,537         196,473
  Pool #G02981, 6.00%, 6/1/37                           198,265         196,707
  Pool #1J1313, 6.46%, 6/1/36 (a)                       294,643         296,377
  Pool #1B2655, 4.15%, 12/1/34 (a)                      225,094         225,790
  TBA August, 5.50%, 8/15/36                          1,000,000         965,938
  TBA August, 6.00%, 8/15/37                            150,000         148,781
                                                                   ------------
                                                                      2,221,721
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.6%
  Pool #781922, 5.00%, 2/1/21                           395,026         383,004
  Pool #740686, 6.50%, 10/1/33                          462,890         471,252
  Pool #922090, 5.93%, 3/1/37                           358,337         359,634
  Pool #256723, 6.50%, 5/1/37                           189,652         191,573
  TBA August
   5.50%, 8/15/37                                       850,000         820,781
   5.00%, 8/1/33                                      1,300,000       1,219,156
  TBA August, 6.00%, 8/15/36                            600,000         594,375
                                                                   ------------
                                                                      4,039,775
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
  TBA August, 6.00%, 8/15/36                            200,000         199,688
                                                                   ------------
                                                                        199,688
                                                                   ------------
U.S. TREASURY NOTES - 9.1%
   4.25%, 11/15/13                                      195,000         190,689
   4.50%, 5/15/17                                       140,000         137,014
   4.75%, 5/31/12                                       585,000         588,565
   4.50%, 3/31/12                                       295,000         293,571
   4.75%, 2/28/09                                       500,000         500,781
                                                                   ------------
                                                                      1,710,620
                                                                   ------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $8,181,046)                                                     8,171,804
                                                                   ------------
CORPORATE OBLIGATIONS - 30.6%
AUTO MANUFACTURERS - 0.7%
General Motors, 8.25%,
  7/15/23                                               150,000         122,250
                                                                   ------------
                                                                        122,250
                                                                   ------------
BANKING - 1.4%
American Express Centurion
  Bank, 5.95%, 6/12/17                                  100,000         100,494
Bank of America N.A., 6.10%,
  6/15/17                                               150,000         151,177
                                                                   ------------
                                                                        251,671
                                                                   ------------
BUILDING & CONSTRUCTION PRODUCTS - 1.1%
Martin Marietta Materials,
  Inc., 5.51%, 4/30/10 (a)                              100,000          99,969
Masco Corp., 5.66%, 3/12/10 (a)                         100,000          99,030
                                                                   ------------
                                                                        198,999
                                                                   ------------
ELECTRIC - 4.3%
MidAmerican Energy Co.,
  5.95%, 7/15/17                                        450,000         452,532
Progress Energy, Inc., 5.76%,
  11/14/08, Callable 8/14/07
  @ 100 (a)                                             250,000         250,385
Puget Sound Energy, Inc.,
  6.97%, 6/1/67, Callable 6/1/17 @ 100                  100,000          98,155
                                                                   ------------
                                                                        801,072
                                                                   ------------
FINANCE - 8.3%
Ford Motor Credit Co., LLC
   4.95%, 1/15/08                                       250,000         246,908
   5.80%, 1/12/09                                       275,000         264,084
   7.25%, 10/25/11                                       25,000          22,850
General Motors Acceptance
  Corp., 4.38%, 12/10/07                                500,000         493,371
Preferred Term Securities
  XXII Ltd., 5.70%, 9/22/36,
  Callable 6/22/11 @ 100
  (a)(b)                                                200,000         199,900
SLM Corp.
   4.00%, 1/15/10                                       150,000         140,483
   4.50%, 7/26/10                                        50,000          46,757
Xtra Finance Corp., 5.15%,
  4/1/17 (b)                                            150,000         144,352
                                                                   ------------
                                                                      1,558,705
                                                                   ------------
HOSPITALS - 1.4%
HCA Inc., 8.75%, 9/1/10                                 275,000         267,437
                                                                   ------------
                                                                        267,437
                                                                   ------------
MEDIA - 2.9%
Time Warner Cable, Inc.,
  5.85%, 5/1/17 (b)                                     150,000         144,658

Time Warner Entertainment,
  8.88%, 10/1/12                                        350,000         396,669
                                                                   ------------
                                                                        541,327
                                                                   ------------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 6.11%, 12/18/09 (a)                        100,000         101,244
                                                                   ------------
                                                                        101,244
                                                                   ------------
RETAIL - 2.1%
Federated Retail Holdings,
  Inc., 5.90%, 12/1/16                                  150,000         145,083
Kimberly-Clark Corp., 6.13%,
  8/1/17                                                250,000         251,761
                                                                   ------------
                                                                        396,844
                                                                   ------------
TELECOMMUNICATIONS - 3.3%
AT&T, Inc., 5.10%, 9/15/14                              200,000         189,418
Sprint Nextel Corp., 6.00%,
  12/1/16                                               150,000         141,556
Verizon Pennsylvania, Inc.,
  5.65%, 11/15/11                                       275,000         275,989
                                                                   ------------
                                                                        606,963
                                                                   ------------
TRANSPORTATION - 4.6%
Burlington Northern Santa Fe
  Railway Co., 4.83%, 1/15/23                           251,263         242,501
Continental Airlines, Inc.,
  5.98%, 4/19/22                                        200,000         191,874
Union Pacific Railroad,
  5.08%, 1/2/29                                         299,279         287,721
Union Pacific Corp., 5.65%,
  5/1/17                                                150,000         145,611
                                                                   ------------
                                                                        867,707
                                                                   ------------

TOTAL CORPORATE OBLIGATIONS
(COST $5,766,287)                                                     5,714,219
                                                                   ------------
ASSET BACKED SECURITIES - 10.5%
Americredit Automobile
  Receivables Trust, Series
  2005-CF, Class A3, 4.47%,
  5/6/10                                                196,126         195,622
Asset Backed Funding
  Certificates, Series
  2003-AHL1, Class A1, 3.68%,
  3/25/33                                               210,318         190,926
Cairn Mezzanine plc, Series
  2007-3A, Class B1, 6.24%,
  8/13/47 (a)(b)                                        145,000         126,835
Capital One Auto Finance
  Trust, Series 2006-B, Class
  A2, 5.53%, 5/15/09                                     27,071          27,070
Citibank Credit Card Issuance
  Trust, 5.35%, 7/12/12 (a)                             200,000         199,927
Citigroup Mortgage Loan
  Trust, Inc., Series
  2005-WF2, Class AF2, 4.92%,
  8/25/35                                                31,853          31,698
Countrywide Asset-Backed
  Certificates, Series
  2006-S4, Class A3, 5.80%,
  7/25/34                                               210,000         208,946
GE Business Loan Trust,
  Series 2006-2A, Class A,
  5.50%, 11/15/34 (a)(b)                                254,079         253,113
GMAC Mortgage Corp., Loan
  Trust, Series 2006-HE3,
  Class A3, 5.81%, 10/25/36                             170,000         169,783
MBNA Credit Card Master Note
  Trust, Series 2006-A4,
  Class A4, 5.31%, 9/15/11 (a)                          300,000         300,048
SLM Student Loan Trust,
  Series 2005-A, Class A1,
  5.40%, 6/15/18 (a)                                    264,406         264,374
                                                                   ------------

TOTAL ASSET BACKED SECURITIES
(COST $2,000,384)                                                     1,968,342
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.77%, 5/25/35
  (a)                                                   200,000         197,963
Countrywide Home Loans,
  Series 2003-8, Class A2,
  5.82%, 5/25/18 (a)                                    182,422         183,941
Deutsche Mortgage Securities,
  Inc., Series 2005-WF1,
  Class 1A1, 5.06%, 6/26/35
  (a)(b)                                                194,277         192,710
Fannie Mae, Series 2007-13,
  Class FA, 5.57%, 3/25/37 (a)                          337,302         336,303
Freddie Mac
  Series 2988, Class AF
   5.62%, 6/15/35 (a)                                   175,596         174,449
  Series 3212, Class BK,
   5.40%, 9/15/36                                       150,000         142,982
Freddie Mac Reference Remic,
  Series R008, Class FK,
  5.72%, 7/15/23 (a)                                    262,407         262,711
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR,
  Class 2A3, 5.77%, 3/25/36
  (a)                                                   276,911         279,828
Residential Accredit Loans,
Inc.
  Series 2007-QS1, Class 2A8,
  5.62%, 1/25/37 (a)                                    370,829         370,410
  Series 2007-QS2, Class A4,
  6.25%, 1/25/37                                        175,248         174,538
Residential Asset
Securitization Trust
  Series 2003-A15, Class 1A2,
   5.77%, 2/25/34 (a)                                   266,679         267,497
  Series 2006-A1, Class 1A3,
   6.00%, 4/25/36                                       114,068         114,273
                                                                   ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $2,702,059)                                                     2,697,605
                                                                   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 11.9%
Bear Stearns Commercial
  Mortgage Securities, Series
  2006-T24, Class A4, 5.43%,
  10/12/41                                              200,000         194,806
Citigroup Commercial Mortgage
  Trust, Series 2006-C5,
  Class A2, 5.38%, 10/15/49                             200,000         198,204
Citigroup/Deutsche Bank
  Commercial Mortgage Trust,
  Series 2007-CD4, Class A2B,
  5.21%, 12/11/49                                       200,000         196,424
Commercial Mortgage Pass -
Through Certificate
  Series 2005-FL11, Class A1,
   5.47%, 11/15/17(a)(b)                                 64,967          64,968
  Series 2006-FL12, Class A2,
   5.42%, 12/15/20(a)(b)                                337,943         337,856

CWCapital Cobalt, Series
  2006-C1, Class A2, 5.17%,
  8/15/48                                               200,000         196,598
Greenwich Capital Commercial
  Funding Corp., Series
  2007-GG9, Class AM, 5.48%,
  3/10/39                                               160,000         153,616
GS Mortgage Securities Corp.,
  Series 2007-EOP, Class A1,
  5.41%, 3/6/20 (a)                                     374,321         374,321
LB-UBS Commercial Mortgage
  Trust, Series 2006-C6,
  Class A4, 5.37%, 9/15/39                              200,000         192,385
Morgan Stanley Capital I,
  Series 2006-HQ10, Class A4,
  5.33%, 11/12/41                                       180,000         172,450
Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.30%, 11/23/43 (a)(b)                                148,112         146,453
                                                                   ------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $2,272,126)                                                     2,228,081
                                                                   ------------
FOREIGN BONDS - 7.2%
DOMINICAN REPUBLIC - 0.3%
Dominican Republic Treasury
  Bill, 13.00%, 10/22/07 (c)                             50,000          50,092
                                                                   ------------
                                                                         50,092
                                                                   ------------
ICELAND - 1.2%
Kaupthing Bank, 6.06%,
  1/15/10 (a)(b)                                        225,000         227,341
                                                                   ------------
                                                                        227,341
                                                                   ------------
NETHERLANDS - 1.8%
Shell International Finance
  BV, 5.20%, 3/22/17                                    350,000         337,790
                                                                   ------------
                                                                        337,790
                                                                    ------------
SOUTH KOREA - 1.3%
Citibank Korea, Inc., 4.68%,
  6/18/13, Callable 6/18/08 @
  100 (a)                                               250,000         248,060
                                                                   ------------
                                                                        248,060
                                                                   ------------
UNITED KINGDOM - 2.6%
Barclays Bank plc, 5.93%,
  12/31/49 (b)                                          300,000         286,547
Granite Master Issuer plc,
  Series 2005-4, Class A3,
  5.43%, 12/20/54 (a)                                   200,000         200,042
                                                                   ------------
                                                                        486,589
                                                                   ------------

TOTAL FOREIGN BONDS
(COST $1,372,807)                                                     1,349,872
                                                                   ------------
INVESTMENT COMPANY - 3.0%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03%  (d)                                   562,181       562,181
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $562,181)                                                         562,181
                                                                   ------------
TOTAL INVESTMENTS (COST $22,856,890) -- 121.3%                       22,692,104
                                                                   ============

      Percentages indicated are based on net assets of $18,710,762.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Discount note. Rate presented represents the effective yield at time of purchase.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

LLC   Limited Liability Co.

PLC   Public Limited Co.

TBA Security traded on a "to be announced" basis. Represents 21.1% of net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

                                                    SHARES           VALUE ($)
                                                    ------           ---------
COMMON STOCKS - 95.3%
AEROSPACE & DEFENSE - 6.1%
General Dynamics Corp.                                   24,450       1,920,792
The Boeing Co.                                           19,750       2,042,742
United Technologies Corp.                                10,550         769,834
                                                                   ------------
                                                                      4,733,368
                                                                   ------------
BIOTECHNOLOGY - 3.4%
Gilead Sciences, Inc. (a)                                70,500       2,624,715
                                                                   ------------
                                                                      2,624,715
                                                                   ------------
BUSINESS SERVICES - 0.8%
Fluor Corp.                                               5,150         594,877
                                                                   ------------
                                                                        594,877
                                                                   ------------
CABLE TELEVISION - 0.7%
Comcast Corp., Class A (a)                               21,600         567,432
                                                                   ------------
                                                                        567,432
                                                                   ------------
CASINOS & GAMBLING - 1.0%
International Game Technology                            21,650         764,678
                                                                   ------------
                                                                        764,678
                                                                   ------------
CHEMICALS - 3.5%
Monsanto Co.                                             42,550       2,742,347
                                                                   ------------
                                                                      2,742,347
                                                                   ------------
COMPUTER SOFTWARE - 6.7%
Adobe Systems, Inc. (a)                                  63,150       2,544,313
Electronic Arts, Inc. (a)                                22,650       1,101,696
Microsoft Corp.                                          51,650       1,497,334
                                                                   ------------
                                                                      5,143,343
                                                                   ------------
COMPUTERS - 9.3%
Apple Computer, Inc. (a)                                 26,850       3,537,756
Hewlett-Packard Co.                                      29,800       1,371,694
Research In Motion Ltd. (a)                              10,700       2,289,800
                                                                   ------------
                                                                      7,199,250
                                                                   ------------
CONSUMER PRODUCTS - 7.0%
Colgate-Palmolive Co.                                    42,100       2,778,600
PepsiCo, Inc.                                            40,400       2,651,048
                                                                   ------------
                                                                      5,429,648
                                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.0%
Joy Global, Inc.                                         15,150         749,774
                                                                   ------------
                                                                        749,774
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 2.7%
Broadcom Corp., Class A (a)                              18,500         606,985
Emerson Electric Co.                                     15,600         734,292
Microchip Technology, Inc.                               21,000         762,510
                                                                   ------------
                                                                      2,103,787
                                                                   ------------
FARM MACHINERY & EQUIPMENT - 3.1%
Deere & Co.                                              19,800       2,384,316
                                                                   ------------
                                                                      2,384,316
                                                                   ------------
FINANCIAL SERVICES - 8.8%
Ambac Financial Group, Inc.                               7,900         530,485
Blackstone Group LP (a)                                   6,850         164,469
CME Group, Inc.                                           5,600       3,094,000
Goldman Sachs Group, Inc.                                 8,900       1,676,226
Nymex Holdings, Inc.                                      2,800         348,600
UBS AG-ADR                                               17,350         955,464
                                                                   ------------
                                                                      6,769,244
                                                                   ------------
FOOD & BEVERAGE - 2.2%
Wm. Wrigley Jr. Co.                                      13,750         793,100
Yum! Brands, Inc.                                        27,300         874,692
                                                                   ------------
                                                                      1,667,792
                                                                   ------------
HEALTH CARE - 4.5%
Baxter International, Inc.                               20,700       1,088,820
DENTSPLY International, Inc.                             20,800         758,992
Medtronic, Inc.                                          11,300         572,571
Zimmer Holdings, Inc. (a)                                13,250       1,030,320
                                                                   ------------
                                                                      3,450,703
                                                                   ------------
HOTELS & LODGING - 3.5%
Las Vegas Sands Corp. (a)                                31,100       2,713,475
                                                                   ------------
                                                                      2,713,475
                                                                   ------------
INSURANCE - 1.0%
AFLAC, Inc.                                              14,250         742,710
                                                                   ------------
                                                                        742,710
                                                                   ------------
INTERNET RELATED - 3.5%
Google, Inc., Class A (a)                                 5,300       2,703,000
                                                                   ------------
                                                                      2,703,000
                                                                   ------------
MOTOR VEHICLES - 0.4%
Harley-Davidson, Inc.                                     4,800         275,136
                                                                   ------------
                                                                        275,136
                                                                   ------------
OIL & GAS - 5.7%
Schlumberger Ltd.                                        22,750       2,154,880
Smith International, Inc.                                36,450       2,238,394
                                                                   ------------
                                                                      4,393,274
                                                                   ------------
PHARMACEUTICALS - 10.6%
Abbott Laboratories                                      49,050       2,486,345
Alcon, Inc., ADR                                          6,950         948,675
Allergan, Inc.                                           16,000         930,080
Genentech, Inc. (a)                                      25,029       1,861,657
Roche Holdings Ltd. - ADR                                 7,250         646,439
Schering-Plough Corp.                                    46,950       1,339,953
                                                                   ------------
                                                                      8,213,149
                                                                   ------------
RETAIL - 2.9%
Kohl's Corp. (a)                                         19,900       1,209,920
Target Corp.                                             17,100       1,035,747
                                                                   ------------
                                                                      2,245,667
                                                                   ------------
TELECOMMUNICATIONS - 6.9%
Cisco Systems, Inc. (a)                                 108,950       3,149,744
QUALCOMM, Inc.                                           20,900         870,485
Nokia Corp., ADR                                         45,400       1,300,256
                                                                   ------------
                                                                      5,320,485
                                                                   ------------

TOTAL COMMON STOCKS
(COST $64,980,636)                                                   73,532,170
                                                                   ------------
INVESTMENT COMPANY - 5.5%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03%, (b)                               4,235,524       4,235,524
                                                                   ------------

TOTAL INVESTMENT COMPANY
(COST $4,235,524)                                                     4,235,524
                                                                   ------------
TOTAL INVESTMENTS (COST $69,216,160) -- 100.8%                       77,767,694
                                                                   ============

      Percentages indicated are based on net assets of $77,149,409.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR   American Depositary Receipt

LP    Limited Partnership

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                    SHARES           VALUE ($)
                                                    ------           ---------
COMMON STOCKS - 98.7%
AUSTRALIA - 3.8%
Coles Myer Ltd.                                          10,200         125,290
Macquarie Airports                                      999,194       3,668,134
National Australia Bank Ltd.                            131,665       4,282,287
QBE Insurance Group Ltd.                                154,900       3,910,514
Zinifex Ltd.                                            235,900       3,900,643
                                                                   ------------
                                                                     15,886,868
                                                                   ------------
AUSTRIA - 1.9%
OMV AG                                                   49,300       3,062,623
Voestalpine AG                                           59,600       4,957,837
                                                                   ------------
                                                                      8,020,460
                                                                   ------------
BELGIUM - 1.0%
Fortis                                                  106,100       4,181,270
                                                                   ------------
BRAZIL - 2.1%
Banco Do Brasil S.A.                                     60,000         946,714
Gerdau SA ADR                                            75,150       1,899,041
Petroleo Brasileiro SA ADR                               55,400       3,094,090
Unibanco ADR                                              8,100         944,784
Usinas Siderurgicas de Minas
  Gerais SA                                              30,200       1,861,127
                                                                   ------------
                                                                      8,745,756
                                                                   ------------
CANADA - 2.5%
Canadian Imperial Bank of
  Commerce                                               21,000       1,821,378
Encana Corp.                                             59,500       3,643,085
Gerdau Ameristeel Corp.                                 161,000       2,125,532
Nexen, Inc.                                                  34           1,055
Teck Cominco Ltd., B shares                              64,600       2,865,054
                                                                   ------------
                                                                     10,456,104
                                                                   ------------
CHINA - 0.3%
China Petroleum & Chemical Corp.                        592,000         628,213
China Telecom Corp., Ltd.                             1,264,000         731,751
                                                                   ------------
                                                                      1,359,964
                                                                   ------------
DENMARK - 0.3%
Carlsberg AS, Class B                                     8,600       1,103,444
                                                                   ------------
FINLAND - 0.3%
Nokia Oyj                                                52,100       1,488,160
                                                                   ------------
FRANCE - 12.5%
Air France-KLM                                           28,700       1,291,672
BNP Paribas SA                                           64,580       7,098,207
Credit Agricole SA                                       98,989       3,781,912
France Telecom SA                                       107,200       2,881,673
Lagardere S.C.A.                                         34,800       2,748,651
Michelin, B Shares                                       39,700       5,241,007
Renault SA                                               62,300       9,002,685
Sanofi-Aventis                                           68,900       5,770,615
Societe Generale                                         35,385       6,081,293
Total SA                                                110,600       8,709,003
                                                                   ------------
                                                                     52,606,718
                                                                   ------------
GERMANY - 11.5%
Allianz SE                                               39,800       8,470,463
BASF AG                                                  48,300       6,246,291
Continental AG                                           14,900       2,153,714
DaimlerChrysler AG                                       23,300       2,109,805
Deutsche Bank AG                                         16,600       2,261,631
Deutsche Lufthansa AG                                   162,600       4,566,378
Deutsche Telekom AG                                     241,900       4,156,443
E.ON AG                                                  41,000       6,428,671
Muenchener Rueckversicherungs-
  Gesellschaft-AG                                        43,400       7,468,529
RWE AG                                                   44,500       4,714,270
                                                                   ------------
                                                                     48,576,195
                                                                   ------------
GREECE - 0.4%
Public Power Corp.                                       61,000       1,816,221
                                                                   ------------
HONG KONG - 0.5%
China Netcom Group Corp., Ltd.                          462,000       1,178,389
Sino Land Co., Ltd.                                     396,695         883,512
                                                                   ------------
                                                                      2,061,901
                                                                   ------------
INDIA - 0.4%
State Bank of India GDR                                  17,600       1,712,480
                                                                   ------------
ITALY - 3.8%
Buzzi Unicem SpA                                         91,400       2,805,686
ENI SpA                                                 210,800       7,376,493
Fondiaria-SAI SpA                                        60,800       2,901,768
Fondiaria-SAI SpA-RNC                                    18,700         652,496
Italcementi SpA                                          91,700       2,515,014
                                                                   ------------
                                                                     16,251,457
                                                                   ------------
JAPAN - 21.7%
Alps Electric Co., Ltd.                                  55,000         545,199
Canon, Inc.                                              32,250       1,704,768
EDION Corp.                                              67,800         738,777
FUJITSU Ltd.                                            441,000       2,911,172
Honda Motor Co., Ltd.                                    47,000       1,706,762
Isuzu Motors, Ltd.                                      570,000       3,094,768
ITOCHU Corp.                                            136,000       1,706,268
JFE Holdings, Inc.                                      110,400       7,572,197
Kyushu Electric Power Co., Inc.                         101,300       2,406,437
Mitsubishi Chemical Holdings
  Corp.                                                 187,000       1,700,007
Mitsubishi Corp.                                        129,000       3,809,973
Mitsubishi UFJ Financial
  Group, Inc.                                               262       2,796,384
Mitsui & Co., Ltd.                                      209,000       4,912,234
Mitsui Chemicals, Inc.                                  417,000       3,235,637
Mitsui O.S.K. Lines, Ltd.                               327,000       5,105,658
NAMCO BANDAI  Holdings, Inc.                            123,800       1,940,062
Nippon Mining Holdings, Inc.                            360,000       3,619,536
Nippon Telegraph & Telephone
  Corp.                                                     881       3,832,096
Nippon Yusen Kabushiki Kaisha                           152,000       1,532,610
Nissan Motor Co., Ltd.                                  303,000       3,275,408
ORIX Corp.                                               21,300       5,112,993
Sharp Corp.                                             216,000       3,722,965
Sony Corp.                                               12,510         668,002
Sumitomo Heavy Industries, Ltd.                         163,000       1,995,016
Sumitomo Mitsui Financialv
  Group, Inc.                                               731       6,607,062
The Tokyo Electric Power Co., Inc.                      147,900       3,948,805
Toshiba Corp.                                           543,000       5,093,309
Toyota Motor Corp.                                      105,900       6,438,758
                                                                   ------------
                                                                     91,732,863
                                                                   ------------
NETHERLANDS - 5.5%
Arcelor Mittal Co. NV                                   107,652       6,600,949
Corporate Express NV                                    107,400       1,454,109
European Aeronautic Defense
  and Space Co.                                          71,530       2,144,356
ING Groep NV                                            216,068       9,120,218
Koninklijke Ahold NV (a)                                116,400       1,473,247

Wolters Kluwer NV                                        89,700       2,627,331
                                                                   ------------
                                                                     23,420,210
                                                                   ------------
SINGAPORE - 0.4%
Neptune Orient Lines Ltd.                               427,000      1,551,614
                                                                   ------------
SOUTH AFRICA - 0.5%
Sanlam, Ltd.                                            554,040       1,759,844
Standard Bank Group, Ltd.                                34,900         494,802
                                                                   ------------
                                                                      2,254,646
                                                                   ------------
SOUTH KOREA - 1.8%
Honam Petrochemical Corp.                                 8,100       1,107,392
Hynix Semiconductor, Inc. (a)                            24,700         995,509
Hyundai Motors Co., Second
  Preferred                                              15,950         775,701
Industrial Bank of Korea GDR                             88,300       1,942,600
Kookmin Bank ADR                                         14,600       1,252,534
POSCO ADR                                                11,400       1,623,930
                                                                   ------------
                                                                      7,697,666
                                                                   ------------
SPAIN - 1.3%
Repsol YPF SA                                           141,100       5,318,654
                                                                   ------------
SWEDEN - 1.3%
Electrolux AB, B Shares                                 118,500       2,964,266
Svenska Cellusoa AB (SCA), B
  Shares                                                134,400       2,373,368
                                                                   ------------
                                                                      5,337,634
                                                                   ------------
SWITZERLAND - 1.6%
Credit Suisse Group                                      81,100       5,291,630
Novartis AG                                              24,830       1,339,658
                                                                   ------------
                                                                      6,631,288
                                                                   ------------
TAIWAN - 1.0%
China Steel Corp. GDR                                    38,878       1,001,118
Gigabyte Technology Co., Ltd.                            11,112           9,338
Siliconware Precision
  Industries Co.                                        707,672       1,352,775
Taiwan Semiconductor
  Manufacturing Co., Ltd.                               508,398         998,557
United Microelectronics Corp.                         1,570,000         874,208
                                                                   ------------
                                                                      4,235,996
                                                                   ------------
THAILAND - 0.3%
PTT Public Company Ltd. plc                             121,400       1,115,685
                                                                   ------------
UNITED KINGDOM - 22.0%
AstraZeneca plc                                         110,300       5,700,057
Aviva plc                                               346,270       4,811,609
BAE Systems plc                                         485,500       4,115,445
Barclays plc                                            457,700       6,428,243
BP plc                                                  125,000       1,447,914
British American Tobacco plc                            111,100       3,589,938
British Energy Group plc                                277,000       2,776,934
Centrica plc                                            174,400       1,263,961
Friends Provident plc                                   782,500       2,938,662
GlaxoSmithKline plc                                     259,600       6,569,361
HBOS plc                                                373,041       7,263,432
Home Retail Group plc                                   358,100       2,973,708
ITV plc                                                 879,270       1,806,622
Kazakhmys plc                                           143,300       3,646,868
Punch Taverns plc                                        91,000       2,109,361
Royal & Sun Alliance
  Insurance Group plc                                   762,188       2,043,023
Royal Bank of Scotland Group
  plc                                                   624,608       7,435,741
Royal Dutch Shell plc, A
  Shares                                                 99,087       3,847,475
Royal Dutch Shell plc, B
  Shares                                                 45,973       1,817,725
SABMiller plc                                           102,000       2,615,708
Taylor Woodrow plc                                      468,220       3,084,256
Vodafone Group plc                                    2,879,158       8,654,367
Xstrata plc                                              96,000       6,118,435
                                                                   ------------
                                                                     93,058,845
                                                                   ------------

TOTAL COMMON STOCKS
(COST $313,395,505)                                                 416,622,099
                                                                   ------------
INVESTMENT COMPANY - 0.8%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03% (b)                                3,502,876       3,502,876
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $3,502,876)                                                     3,502,876
                                                                   ------------
TOTAL INVESTMENTS (COST $316,898,381) -- 99.5%                      420,124,975
                                                                   ============

      Percentages indicated are based on net assets of $422,319,740.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

PLC   Public Limited Co.

SPA   Standby Purchase Agreement

SCHEDULE PORTFOLIO INVESTMENTS - JULY 31, 2007


INDUSTRY                                              PERCENT OF NET ASSETS
--------                                              ---------------------
Aerospace & Defense                                            1.5%
Automotive                                                     8.7%
Banking & Financial Services                                  19.9%
Broadcasting                                                   0.4%
Building & Construction                                        2.6%
Cash & Cash Equivalents                                        0.8%
Chemicals                                                      2.9%
Computer Related                                               0.0%
Distribution/Wholesale                                         0.3%
Drugs - Medical                                                4.6%
Electrical                                                     6.1%
Electronic Components & Semiconductors                         3.2%
Food & Beverage                                                0.9%
Import/Export                                                  1.5%
Insurance                                                      8.3%
Manufacturing                                                  2.9%
Metals & Mining                                               10.5%
Oil & Gas                                                     10.6%
Publishing                                                     1.3%
Real Estate                                                    0.2%
Retail                                                         1.8%
Telecommunications                                             5.4%
Tobacco                                                        0.9%
Transportation Services                                        4.2%
                                                    ---------------------------
Total Investments                                             99.5%
                                                    ===========================

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OPPORTUNITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                    SHARES           VALUE ($)
                                                    ------           ---------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 3.6%
Empresa Brasileira de
  Aeronautica S.A. ADR                                   56,400       2,438,172
Esterline Technologies Corp. (a)                         38,300       1,772,907
Hexcel Corp. (a)                                        102,100       2,219,654
                                                                   ------------
                                                                      6,430,733
                                                                   ------------
BANKING - 1.7%
East West Bancorp, Inc.                                  84,100       3,083,106
                                                                   ------------
                                                                      3,083,106
                                                                   ------------
BIOTECHNOLOGY - 1.6%
Invitrogen Corp. (a)                                     39,000       2,800,200
                                                                   ------------
                                                                      2,800,200
                                                                   ------------
CASINOS & GAMBLING - 0.7%
Pinnacle Entertainment, Inc. (a)                         48,100       1,275,131
                                                                   ------------
                                                                      1,275,131
                                                                   ------------
COMMERCIAL SERVICES - 3.4%
Alliance Data Systems Corp. (a)                          54,100       4,154,880
Schawk, Inc., Class A                                    96,300       1,839,330
                                                                   ------------
                                                                      5,994,210
                                                                   ------------
COMPUTER SOFTWARE - 8.6%
ACI Worldwide, Inc. (a)                                 110,900       3,385,777
Business Objects S.A. ADR (a)                            66,800       3,006,000
Citrix Systems, Inc. (a)                                 49,500       1,790,415
Nuance Communications, Inc. (a)                         136,200       2,244,576
Red Hat, Inc. (a)                                       134,400       2,798,208
Satyam Computer Services Ltd.
  ADR                                                    82,600       2,202,116
                                                                   ------------
                                                                     15,427,092
                                                                   ------------
CONSUMER DISCRETIONARY - 1.5%
Sotheby's Holdings, Inc.                                 63,900       2,731,725
                                                                   ------------
                                                                      2,731,725
                                                                   ------------
CONSUMER PRODUCTS - 3.9%
Church & Dwight Co., Inc.                                73,700       3,615,722
Jarden Corp. (a)                                         90,500       3,269,765
                                                                   ------------
                                                                      6,885,487
                                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.4%
Actuant Corp., Class A                                   42,100       2,567,258
AMETEK, Inc.                                            136,700       5,334,034
                                                                   ------------
                                                                      7,901,292
                                                                   ------------
EDUCATION - 0.9%
Corinthian Colleges, Inc. (a)                           116,279       1,566,278
                                                                   ------------
                                                                      1,566,278
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 7.9%
Atmel Corp. (a)                                         328,500       1,770,615
ATMI, Inc. (a)                                           63,400       1,837,332
Cognos, Inc. (a)                                        120,600       4,838,472
Silicon Laboratories, Inc. (a)                          107,400       3,740,742
Varian Semiconductor
  Equipment Associates, Inc. (a)                         42,025       1,975,175
                                                                   ------------
                                                                     14,162,336
                                                                   ------------
ENVIRONMENTAL SERVICES - 1.1%
Waste Connections, Inc. (a)                              59,800       1,853,800
                                                                   ------------
                                                                      1,853,800
                                                                   ------------
FINANCIAL SERVICES - 4.6%
Affiliated Managers Group,
  Inc. (a)                                               36,000       4,068,000
Jefferies Group, Inc.                                    55,600       1,460,612
MF Global Ltd. (a)                                      105,900       2,640,087
                                                                   ------------
                                                                      8,168,699
                                                                   ------------
HEALTH CARE - 13.2%
Gen-Probe, Inc. (a)                                      66,800       4,209,068
Manor Care, Inc.                                         56,400       3,572,940
Pediatrix Medical Group, Inc. (a)                        48,800       2,633,248
ResMed, Inc. (a)                                         61,700       2,651,866
Respironics, Inc. (a)                                   127,100       5,814,825
Ventana Medical Systems, Inc. (a)                        38,300       3,191,922
Volcano Corp. (a)                                        92,100       1,589,646
                                                                   ------------
                                                                     23,663,515
                                                                   ------------
INDUSTRIAL MANUFACTURING - 5.9%
Gardner Denver, Inc. (a)                                 88,700       3,689,033
IDEX Corp.                                              119,500       4,327,095
WESCO International, Inc. (a)                            48,800       2,613,240
                                                                   ------------
                                                                     10,629,368
                                                                   ------------
MEDIA - 3.2%
DreamWorks Animation SKG,
  Inc. (a)                                               88,700       2,749,700
Meredith Corp.                                           52,600       2,971,374
                                                                   ------------
                                                                      5,721,074
                                                                   ------------
OIL & GAS - 12.4%
Chesapeake Energy Corp.                                  85,700       2,917,228
Consol Energy, Inc.                                      89,400       3,723,510
Denbury Resources, Inc. (a)                              94,800       3,792,000
Grant Prideco, Inc. (a)                                  54,100       3,035,010
Massey Energy Co.                                        87,200       1,861,720
Range Resources Corp.                                    69,800       2,592,372
Smith International, Inc.                                70,600       4,335,546
                                                                   ------------
                                                                     22,257,386
                                                                   ------------
PHARMACEUTICALS - 10.6%
Alexion Pharmaceuticals, Inc. (a)                        53,904       3,135,057
Elan Corp. plc ADR (a)                                  392,400       7,349,652
MGI Pharma, Inc. (a)                                    128,500       3,216,355
OSI Pharmaceuticals, Inc. (a)                           127,800       4,120,272
Santarus, Inc. (a)                                      241,300       1,158,240
                                                                   ------------
                                                                     18,979,576
                                                                   ------------
RETAIL - 3.9%
Dick's Sporting Goods, Inc. (a)                          33,700       1,894,951
PETsMART, Inc.                                          106,700       3,449,611
Rite Aid Corp. (a)                                      285,000       1,570,350
                                                                   ------------
                                                                      6,914,912
                                                                   ------------
TELECOMMUNICATIONS - 4.0%
Comverse Technology, Inc. (a)                            73,600       1,418,272
NeuStar, Inc. (a)                                       132,800       3,829,952

Polycom, Inc. (a)                                        64,000       1,982,080
                                                                   ------------
                                                                      7,230,304
                                                                   ------------

TOTAL COMMON STOCKS
(COST $143,420,765)                                                 173,676,224
                                                                   ------------
INVESTMENT COMPANY - 3.0%
Northern Institutional
  Government Select
  Portfolio, 5.04%, (b)                               5,291,805       5,291,805
                                                                   ------------

TOTAL INVESTMENT COMPANY
(COST $5,291,805)                                                     5,291,805
                                                                   ------------
TOTAL INVESTMENTS (COST $148,712,570) -- 100.1%                     178,968,029
                                                                   ============

      Percentages indicated are based on net assets of $178,780,631.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR   American Depositary Receipt

PLC   Public Limited Co.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR VALUE PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                    SHARES           VALUE ($)
                                                    ------           ---------
COMMON STOCKS - 93.7%
AEROSPACE & DEFENSE - 3.5%
Lockheed Martin Corp.                                    12,500       1,231,000
Raytheon Co.                                             28,300       1,566,688
                                                                   ------------
                                                                      2,797,688
                                                                   ------------
BANKING - 3.9%
Bank of America Corp.                                    29,100       1,379,922
Wells Fargo & Co.                                        50,700       1,712,139
                                                                   ------------
                                                                      3,092,061
                                                                   ------------
BUSINESS SERVICES - 2.4%
Pitney Bowes, Inc.                                       42,100       1,940,810
                                                                   ------------
                                                                      1,940,810
                                                                   ------------
COMPUTER SOFTWARE - 6.6%
CA, Inc.                                                135,600       3,400,848
Microsoft Corp.                                          64,500       1,869,855
                                                                   ------------
                                                                      5,270,703
                                                                   ------------
CONGLOMERATES - 2.3%
Loews Corp.                                              39,000       1,848,600
                                                                   ------------
                                                                      1,848,600
                                                                   ------------
CONSUMER PRODUCTS - 5.9%
Altria Group, Inc.                                       27,700       1,841,219
Kimberly-Clark Corp.                                     21,000       1,412,670
Kraft Foods, Inc.                                        19,169         627,785
Tyson Foods, Inc., Class A                               35,600         758,280
                                                                   ------------
                                                                      4,639,954
                                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.9%
Ingersoll-Rand Co., Class A                              29,800       1,499,536
                                                                   ------------
                                                                      1,499,536
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 1.6%
Agilent Technologies, Inc. (a)                           34,164       1,303,357
                                                                   ------------
                                                                      1,303,357
                                                                   ------------
FINANCIAL SERVICES - 13.5%
Citigroup, Inc.                                          65,307       3,041,347
Countrywide Financial Corp.                              89,600       2,524,032
Fannie Mae                                               56,000       3,351,040
JP Morgan Chase & Co.                                    39,950       1,758,199
                                                                   ------------
                                                                     10,674,618
                                                                   ------------
INSURANCE - 12.9%
Aetna, Inc.                                              16,700         802,769
Aon Corp.                                                54,400       2,178,176
Genworth Financial, Inc.,
  Class A                                                66,900       2,041,788
MGIC Investment Corp.                                    18,400         711,344
Radian Group, Inc.                                       32,100       1,082,091
The Hartford Financial
  Services Group, Inc.                                   37,300       3,426,751
                                                                   ------------
                                                                     10,242,919
                                                                   ------------
MEDIA - 10.7%
CBS Corp., Class B                                       34,350       1,089,582
Clear Channel Communications,
  Inc.                                                   38,800       1,431,720
Comcast Corp., Class A (a)                               48,450       1,267,936
Liberty Media Corp. Capital
  Group, Class A (a)                                      5,017         574,196
Liberty Media Corp.
  Interactive, Class A (a)                               37,087         776,973
Viacom, Inc., Class B (a)                                87,000       3,332,100
                                                                   ------------
                                                                      8,472,507
                                                                   ------------
METALS & MINING - 5.5%
Barrick Gold Corp.                                       80,000       2,632,000
POSCO ADR                                                 7,000         997,150
United States Steel Corp.                                 7,300         717,517
                                                                   ------------
                                                                      4,346,667
                                                                   ------------
OIL & GAS - 10.9%
Apache Corp.                                             31,400       2,535,550
ConocoPhillips                                           15,771       1,274,928
Hess Corp.                                               13,600         832,320
Noble Energy, Inc.                                       65,500       4,004,670
                                                                   ------------
                                                                      8,647,468
                                                                   ------------
PAPER & RELATED PRODUCTS - 1.6%
International Paper Co.                                  34,100       1,264,087
                                                                   ------------
                                                                      1,264,087
                                                                   ------------
PHARMACEUTICALS - 1.6%
Amgen, Inc. (a)                                          23,000       1,236,020
                                                                   ------------
                                                                      1,236,020
                                                                   ------------
TELECOMMUNICATIONS - 6.6%
AT&T, Inc.                                               51,791       2,028,135
Motorola, Inc.                                          134,600       2,286,854
Sprint Nextel Corp.                                      45,600         936,168
                                                                   ------------
                                                                      5,251,157
                                                                   ------------
TRANSPORTATION - 2.3%
Union Pacific Corp.                                      15,300       1,822,842
                                                                   ------------
                                                                      1,822,842
                                                                   ------------

TOTAL COMMON STOCKS
(COST $61,799,998)                                                   74,350,994
                                                                   ------------
INVESTMENT COMPANY - 6.2%
Northern Institutional
  Government Select
  Portfolio, 5.04%, (b)                               4,929,162       4,929,162
                                                                   ------------

TOTAL INVESTMENT COMPANY
(COST $4,929,162)                                                     4,929,162
                                                                   ------------
TOTAL INVESTMENTS (COST $66,729,160) -- 99.9%                        79,280,156
                                                                   ============

      Percentages indicated are based on net assets of $79,332,576.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR   American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)            JULY 31, 2007

     1.  ORGANIZATION:

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a "Portfolio," collectively the "Portfolios"):

    PORTFOLIO                                                      SHORT NAME
    ---------                                                      ----------
    HSBC Investor Core Plus Fixed Income Portfolio                 Core Plus Fixed Income Portfolio
    HSBC Investor High Yield Fixed Income Portfolio                High Yield Fixed Income Portfolio
    HSBC Investor Intermediate Duration Fixed Income Portfolio     Intermediate Duration Fixed Income Portfolio
    HSBC Investor Growth Portfolio                                 Growth Portfolio
    HSBC Investor International Equity Portfolio                   International Equity Portfolio
    HSBC Investor Opportunity Portfolio                            Opportunity Portfolio
    HSBC Investor Value Portfolio                                  Value Portfolio


The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest their assets in the Portfolios. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Schedules of Portfolio Investments ("Schedules") for all other funds of the HSBC Investor Family of Funds are published separately.

Under the Portfolio Trust's organizational documents, the Portfolios' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Portfolios. The Portfolios' maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolios expect that risk of loss to be remote.

     2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt Portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

INVESTMENT TRANSACTIONS:

During the period, investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of investments, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

FUTURES CONTRACTS:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Core Plus Fixed Income Portfolio, the High Yield Fixed Income Portfolio, and the Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At July 31, 2007, the Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.001% of net assets, as follows:

                                                     ACQUISITION     ACQUISITION       PRINCIPAL
                     Security Name                      DATE          COST ($)        AMOUNT ($)      VALUE ($)
                     --------------                     ----          --------        ----------      ---------
CORE PLUS FIXED INCOME PORTFOLIO
DLJ Mortgage Acceptance Corp., IO,
   Series 1997-CFI, Class S, 0.90%, 5/15/30           5/16/1997         1,984           58,308          835
GS Mortgage Securites Corp., IO,
    Series 1997-GL, Class X2, 0.67%, 7/13/30          8/14/1997         1,956           36,691          638

REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

FEDERAL INCOME TAX INFORMATION:

As of July 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                      NET UNREALIZED
                                                               TAX UNREALIZED     TAX UNREALIZED       APPRECIATION
FUND NAME                                     TAX COST          APPRECIATION      (DEPRECIATION)      (DEPRECIATION)
---------                                     --------          ------------      -------------       -------------
Core Plus Fixed Income Portfolio           $ 147,419,606           $ 410,929      $ (2,002,163)       $ (1,591,234)
High Yield Fixed Income Portfolio             13,576,805              97,405          (589,055)           (491,650)
Intermediate Duration Fixed Income            22,941,914              49,483          (299,293)           (249,810)
   Portfolio
Growth Portfolio                              69,425,511          10,667,321        (2,325,138)           8,342,183
International Equity Portfolio               317,200,977         110,756,883        (7,832,885)         102,923,998
Opportunity Portfolio                        149,735,812          36,340,842        (7,108,625)          29,232,217
Value Portfolio                               66,406,605          15,101,002        (2,227,451)          12,873,551

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC Investor Portfolios

By (Signature and Title)* /s/ Richard A. Fabietti, President
                         -------------------------------------------------------
                              Richard A. Fabietti, President

Date September 24, 2007
    ----------------------------------------------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard A. Fabietti, President
                         -------------------------------------------------------
                             Richard A. Fabietti, President

Date September 24, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets, Treasurer
                         -------------------------------------------------------
                              Troy A. Sheets, Treasurer

Date September 24, 2007
    ----------------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.